Deferred income tax	12 Months Ended
Dec. 31, 2022
Deferred income tax
Deferred income tax

16.Deferred income tax

	2022	2021
	$’000	$'000

Deferred income tax assets	78,394	11,064
Deferred income tax liabilities*	(186,261)	(169,119)
Net deferred tax liabilities	(107,867)	(158,055)

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes related to the same fiscal authority and are classified on a net basis within either deferred tax assets or deferred tax liabilities. These net country amounts are aggregated according to their asset or liability position and presented as then aggregated in the statement of financial position:

	2022	2021
	$’000	$'000
Deferred income tax assets
Property, plant and equipment	(6,351)	1,678
Intangible assets	20,313	(6,231)
Provisions	13,788	13,064
Tax losses	28,443	240
Other	22,201	2,313
Total	78,394	11,064

	2022	2021
	$'000	$'000
Deferred income tax liabilities
Property, plant and equipment*	(147,364)	(147,733)
Intangible assets*	(199,064)	(159,907)
Provisions	38,837	36,397
Unrealized derivative income	(337)	(48,077)
Timing differences on loans	19,071	33,192
Unrealized foreign exchange	12,150	21,010
Tax losses	11,170	3,450
Unutilized capital allowances	79,110	89,157
Other	166	3,392
Total	(186,261)	(169,119)

The Group has recognized deferred tax with respect to losses of $39.6 million. None of this amount is due to expire under the relevant tax laws.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

					Other including
		Provisions/			Unrealized
	Property,	share‑based			exchange
	plant and	payments	Intangible	Loans and	differences
	equipment	obligation	assets	derivatives	/tax losses	Total
Net deferred income tax	$'000	$'000	$'000	$'000	$'000	$'000

At January 1, 2020	(106,060)	29,279	(121,721)	(11,697)	195,262	(14,937)
Additions through business combinations (note 31)*	(3,378)	2,182	(103,638)	—	6,165	(98,669)
Tax (charge)/income	(46,364)	35,089	11,030	(16,444)	(58,033)	(74,722)
Effects of movement in exchange rates	2,721	(407)	22,442	2,087	(2,256)	24,587
At December 31, 2020	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)

At January 1, 2021	(153,081)	66,143	(191,887)	(26,054)	141,138	(163,741)
Additions through business combinations (note 31)*	(6,065)	—	(73,330)	—	—	(79,395)
Tax income/(charge)	2,078	(11,922)	85,254	9,295	(10,989)	73,716
Effects of movement in exchange rates	11,014	(4,759)	13,806	1,874	(10,570)	11,365
At December 31, 2021	(146,054)	49,462	(166,157)	(14,885)	119,579	(158,055)

At January 1, 2022	(146,054)	49,462	(166,157)	(14,885)	119,579	(158,055)
Additions through business combinations (note 31)	(61,184)	—	(77,919)	—	—	(139,103)
Tax income	47,148	5,324	58,054	32,969	38,800	182,295
Effects of movement in exchange rates	6,375	(2,161)	7,271	650	(5,139)	6,996
At December 31, 2022	(153,715)	52,625	(178,751)	18,734	153,240	(107,867)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable profits. The Group has $1.8 billion (2021: $1.8 billion, 2020: $1.6 billion) in deductible temporary differences for which no deferred tax is recognized. Of this amount, $222.3 million (2021: $230.9 million, 2020: $383.8 million), $180.0 million (2021: $191.0 million, 2020: $195.6 million) and $274.3 million (2021: $298.1 million, 2020: $nil) and $99.4 million (2021: $nil, 2020: $nil) will expire on December 31, 2024, December 31, 2025, December 31, 2026 and December 31, 2027 respectively.

At the end of the reporting period, there were material temporary differences associated with undistributed earnings of subsidiaries, of which deferred tax liabilities of $5.1 million have been recognized on December 31, 2022.

* Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).